ACCOUNTS PAYABLE AND ACCRUED EXPENSES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Trade Accounts Payable [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

8.           ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following as of September 30, 2019 and December 31, 2018:

	September 30,	December 31,
	2019	2018
Trade accounts payable and accrued expenses	$15,120	$11,071
Accrued vessel and voyage expenses	33,228	13,845
Accrued interest	107	400
Other current liabilities (Refer to Note 15 – Related Party Transactions)	1,613	—
Total accounts payable and accrued expenses	$50,068	$25,316